Shareholders' Equity	12 Months Ended
Jun. 30, 2019
Shareholders Equity [Abstract]
Shareholders' Equity
16.	Shareholders' Equity

Share capital and share premium

The share capital of the Group is represented by common shares with a nominal value of Ps. 1 per share and one vote each. No other activity has been recorded for the fiscal years ended June 30, 2019, 2018 and 2017 in the capital accounts, other than those related to the acquisition of treasury shares.

Inflation adjustment of share capital and treasury shares

The inflation adjustment related to share capital is allocated to an inflation adjustment reserve that forms part of shareholders' equity. The balance of this reserve could be applied only towards the issuance of common stock to shareholders of the Company.

Legal reserve

According to Law N° 19,550, 5% of the profit of the year is destined to the constitution of a legal reserve until it reaches the legal capped amount (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group reached the legal limit of this reserve.

Special reserve

The CNV, through General Ruling N° 562/9 and 576/10, has provided for the application of Technical Resolutions N° 26 and 29 of the FACPCE, which adopt the IFRS, as issued by the IASB, for companies subject to the public offering regime ruled by Law 17,811, due to the listing of their shares or corporate notes, and for entities that have applied for authorization to be listed under the mentioned regime. The Group has applied IFRS, as issued by the IASB, for the first time in the year beginning July 1st, 2012, being its transition date July 1st, 2011. Pursuant to CNV General Ruling N° 609/12, the Company set up a special reserve reflecting the positive difference between the balance of retained earnings disclosed in the first Financial Statements prepared according to IFRS and the balance of retained earnings disclosed in the last Financial Statements prepared in accordance with previously effective accounting standards. The reserve recorded amounted to Ps. 395, which as of June 30, 2017 were fully used to absorb the negative balances in the retained earnings account. During fiscal year ended June 30, 2017, the Company's Board of Directors decided to change the accounting policy of investment property from the cost method to the fair value method, as allowed by IAS 40. For this reason, as of the transition date, figures have been modified and, hence, the special reserve as set forth by General Ruling CNV N° 609/12 has been increased to Ps. 6,578, which may only be reversed to be capitalized or to absorb potential negative balances under retained earnings.

Additional paid-in capital from treasury shares

Upon sale of treasury shares, the difference between the net realizable value of the treasury shares sold and the acquisition cost will be recognized, whether it is a gain or a loss, under the non-capitalized contribution account and will be known as "Treasury shares trading premium".

Retained earnings (Accumulated losses)

Retained earnings comprise accumulated profits or losses without a specific appropriation; positive earnings can be distributable by the decision of the Shareholders' meeting, as long as they are not subject to legal restrictions. These earnings comprise prior years' earnings that were not distributed, the amounts transferred from other comprehensive income and prior years' adjustments, according to IFRS. The restated amount is derived from the difference between the equity at the beginning of the first period of application of IAS 29 and the restatement of assets, liabilities and the rest of the equity items. Subsequently, the amounts are restated into the measuring unit current at the end of the reporting year.

General Resolution No. 593/2011 issued by the CNV provided that Shareholders in the Meetings at which they should decide upon the approval of financial statements in which the Retained earnings account has a positive balance, should adopt an express resolution as to the allocation of such balance, whether to dividend distribution, capitalization, setting up of reserves or a combination of these. The Company's Shareholders have complied with these requirements.

Dividends

The Shareholders Meeting held on October 31, 2017 approved a dividends distribution of Ps. 1,827 (Ps. 2.41 per share as of that day), which were paid as of November 7, 2017.

The Shareholders Meeting held on October 29, 2018, approved a dividend distribution in kind for the equivalent of the sum of Ps. 1,827 payable in shares of IRSA Propiedades Comerciales S.A. For the distribution, the value of IRSA CP shares as of October 26, 2018, was considered. Such value was Ps. 220 pesos per share. The amount of shares distributed amounted to 6,418,182. This transaction was accounted for as an equity transaction generating a decrease in Shareholders' equity attributable to equity holders of the parent for Ps.1,008 restated at the date of these financial statements.